SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

DNP SELECT INCOME FUND INC.

200 South Wacker Drive

Suite 500

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-04915

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of DNP Select Income Fund Inc. (the "Fund") to be redeemed:

Auction Preferred Stock, Series W, Liquidation Preference $25,000 per share (CUSIP # 23325P880) (the "Preferred Shares").

(2)	Date on which the securities are to be called or redeemed:

May 28, 2009

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to paragraph 8(a) of Part I of Article Fifteenth of the Articles of Amendment and Restatement filed by the Fund on May 11, 2006.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all 4,000 of the outstanding Preferred Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 19th day of May, 2009.

DNP SELECT INCOME FUND INC.

By: /s/ Joseph C. Curry, Jr.
Name: Joseph C. Curry, Jr.
Title: Senior Vice President and Treasurer